Cover	Aug. 21, 2026
Cover [Abstract]
Amendment Flag	false
Document Period End Date	Aug. 21, 2026
Entity Central Index Key	0002118225
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2353